Intangible Assets (Details) (USD $)	3 Months Ended	6 Months Ended
	Mar. 31, 2013	Mar. 31, 2013	Sep. 30, 2012
Details
Finite-Lived Patents, Gross			$ 15,000
Finite-Lived Intangible Assets, Amortization Expense	$ 234	$ 468